Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2017
Trade accounts receivable
Schedule of breakdown of the balance by type of customer
	2017	2016

Domestic customers	157,475	115,266
Export customers	1,042,107	526,404

	1,199,582	641,670

Allowance for doubtful accounts	(6,425)	(6,683)

	1,193,157	634,987

Schedule of breakdown of the balance by maturity and allowance for doubtful accounts

	2017	2016

Not past due
Up to two months	175,733	164,312
Two to six months	829,605	344,737
Six months to one year	40,383	809

Past due
Up to two months	145,029	110,870
Two to six months	2,039	14,259
Six months to one year	368

	1,193,157	634,987

Schedule of changes in the allowance for doubtful accounts
	2017	2016

At the beginning of the year	(6,683)	(7,153)
Reversal	325	470
Provision	(67)

At the end of the year	(6,425)	(6,683)

Schedule of breakdown of the balance by currency
	2017	2016

Real	151,050	108,583
U.S. Dollar	1,042,107	526,404

	1,193,157	634,987